EMPLOYEE BENEFIT PLAN (Details 2) (USD $)				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Salary continuation plan	Dec. 31, 2011 Salary continuation plan	Dec. 31, 2010 Salary continuation plan	Dec. 31, 2012 Two key individuals Salary continuation plan item	Dec. 31, 2006 Six additional key officers Salary continuation plan item
Salary continuation plan
Number of individuals covered under the plan							2	6
Requisite age of individuals to be covered under the plan							63 years
Monthly benefits							$ 2,500
Period for which monthly benefits are provided							17 years	15 years
Additional single premium life insurance policies purchased								3,500,000
Cash surrender value of bank-owned life insurance	11,024,000	10,868,000	10,974,000
Expenses accrued for the anticipated benefits				$ 261,000	$ 161,000	$ 275,000